Supplementary Financial Infromation - Schedule of Supplementary Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Institutions - VAT	$ 287	$ 865
Prepaid Expenses	706	282
Government Grants Receivable	234	482
Other		100
Total current assets	1,227	1,729
Accrued Expenses	2,434	2,956
Employee-related accrued expenses	281	317
Provision for vacation	229	192
Accounts payable-other	2,944	3,465
Payroll and related expenses	5,182	4,636	$ 2,921
Subcontractors and consultation	7,158	12,450	8,894
Materials	1,681	768	556
Patent expenses	780	797	752
Depreciation	1,086	106	88
Office rent and maintenance	1,364	721	397
Other	704	481	539
Research and Development Expenses Gross	17,955	19,959	14,147
Government grants	(2,015)	(2,189)	(1,700)
Research and development expenses, net	15,940	17,770	12,447
Payroll and related expenses	1,838	2,681	1,499
Management and professional fees	2,131	2,212	1,614
Foreign travel	340	279	259
Depreciation	70	50	42
Other	841	625	414
Administrative and general expenses	5,220	5,847	3,828
Payroll and related expenses	355	346
Consultation	42	216
Marketing expenses	$ 397	$ 562